Summary of significant accounting policies (FY) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of significant accounting policies [Abstract]
Use of estimates
Use of estimates
These unaudited condensed consolidated financial statements are prepared in accordance with U.S. GAAP, which requires management to make assumptions and estimates about future events and apply judgments that affect the amounts of assets, liabilities, revenues and expenses reported on these unaudited condensed consolidated financial statements and accompanying notes. The Company has continued to follow the accounting policies set forth in the historical combined financial statements and accompanying notes included within the Company’s Form 10 filed with the SEC. Management’s assumptions, estimates and judgments are based on historical experience, current trends and other factors that management believes to be reasonable under the circumstances.
On a regular basis, management reviews the accounting policies, assumptions, estimates and judgments to ensure that these unaudited condensed consolidated financial statements are presented fairly and in accordance with U.S. GAAP, and the Company revises its estimates, as appropriate, when events or changes in circumstances indicate that revisions may be necessary. These unaudited condensed consolidated financial statements reflect, in the opinion of management, all material adjustments (which include only normal recurring adjustments) necessary to fairly state, in all material respects, the financial position of the Company for the periods presented.
Significant accounting estimates reflected in these unaudited condensed consolidated financial statements are used for, but are not limited to, accounting for the inventory excess and obsolescence reserves, revenue recognition under the percentage of completion method, volume based rebates, contingent liabilities including warranty, pension and other postretirement benefits, tax valuation allowances, uncertain tax positions, impairment of goodwill and other intangible assets, asset retirement obligations, self-insurance reserves, litigation and other loss contingencies, fair values of acquired assets and liabilities assumed under the acquisition method of accounting and assumptions used for the allocation of general corporate expenses prior to the Spin-off. The Company also considers the potential impacts of climate-related factors in developing the estimates and assumptions underlying the accounting areas noted above.
Estimates and assumptions have been based on the available information and regulations in place as of September 30, 2025. Although these assumptions and estimates are based on management’s knowledge of, and experience with, past and current events, actual results could differ materially from these assumptions and estimates.

Use of estimates
These combined financial statements are prepared in accordance with U.S. GAAP, which requires management to make assumptions and estimates about future events and apply judgments that affect the amounts of assets, liabilities, revenues and expenses reported on these combined financial statements and accompanying notes. Management’s assumptions, estimates and judgments are based on historical experience, current trends and other factors that management believes to be reasonable under the circumstances.
On a regular basis, management reviews the accounting policies, assumptions, estimates and judgments to ensure that these combined financial statements are presented fairly and in accordance with U.S. GAAP, and the Company revises its estimates, as appropriate, when events or changes in circumstances indicate that revisions may be necessary. These combined financial statements reflect, in the opinion of management, all material adjustments (which include only normal recurring adjustments) necessary to fairly state, in all material respects, the financial position of the Company for the periods presented.
Significant accounting estimates reflected in these combined financial statements are used for, but are not limited to, the inventory excess and obsolescence reserves, revenue recognition under the percentage of completion method, volume based rebates, contingent liabilities including warranty, pension and other postretirement benefits, tax valuation allowances, uncertain tax positions, impairment of goodwill and other intangible assets, asset retirement obligations, litigation and other loss contingencies, fair values of acquired assets and liabilities under the acquisition method of accounting and assumptions used for the allocation of general corporate expenses.
The Company makes estimates and assumptions concerning the future, including about climate-related matters. There is considerable uncertainty over these assumptions and how they will impact the Company’s business operations and cash flow projections. The Company consistently evaluates these assumptions to be consistent with risk management and the commitments made by the Company to its stakeholders. The estimates and assumptions, including those relating to inventory excess and obsolescence reserves, revenue recognition under the percentage of completion method, volume based rebates, contingent liabilities including warranty, pension and other postretirement benefits, tax valuation allowances, uncertain tax positions, impairment of goodwill and other intangible assets, asset retirement obligations, litigation and other loss contingencies, fair values of acquired assets and liabilities under the acquisition method of accounting and assumptions used for the allocation of general corporate expenses from Parent to the Company have been based on the available information and regulations in place as of December 31, 2024.
Although these assumptions and estimates are based on management’s knowledge of, and experience with, past and current events, actual results could differ materially from these assumptions and estimates.

Revenue recognition
Revenue recognition
Revenues are recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers. The Company earns revenue from the sale of Building Materials products (cement, aggregates, ready-mix concrete, asphalt and other construction materials) and Building Envelope products (advanced roofing and wall systems, including single-ply membranes, insulation, shingles, sheathing, waterproofing and protective coatings, along with adhesives, tapes and sealants that are critical to the application of roofing and wall systems).
The Company recognizes revenue when it satisfies a performance obligation by transferring a promised good or service to a customer. This occurs when the customer obtains control of that good or service. The customer obtains control when the significant risks and rewards of products sold are transferred according to the specific delivery terms that have been formally agreed with the customer, which is generally upon delivery when the bill of lading is signed by the customer as evidence that they have obtained physical possession and accepted the products delivered to them.
The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time, usually for promises to transfer goods, or over time, typically for promises to transfer services or for construction-related activities. For performance obligations satisfied over time, the Company recognizes revenue over time by selecting an appropriate method for measuring the Company’s progress towards complete satisfaction of that performance obligation. The objective when measuring progress is to depict the Company’s performance in transferring control of goods or services promised to a customer. Over time revenues are related to the Company's construction-related activities and contracts, which are primarily short-term in nature. A majority of the over time revenues is derived from construction contracts started during a reporting period and completed during the subsequent reporting period.
The Company often sells its core products with volume discounts. Revenue is recognized based on the price specified on the invoice, net of estimated discounts. Accumulated experience is used to estimate the discounts. The Company records discounts as a reduction of revenues with a corresponding offset to Accounts receivable, net when there is both the contractual right and intent to offset. When these offset conditions do not exist, the Company records discounts as reduction of revenues with a corresponding accrued liability. No element of financing is deemed present as the sales are made with credit terms largely ranging between 30 days and 60 days depending on the specific terms agreed to with the Company, which is consistent with market practice. Generally, cement, aggregates, asphalt, concrete and roofing systems are not returned as a customer will only accept these products once they have passed a stringent quality check at the point of delivery. The Company has elected to treat freight and delivery activities as fulfillment costs and recognize the costs within Cost of revenues on the combined statements of operations at the time the related revenue is recognized.
The Company offers separately priced extended warranties, generally ranging from 5 to 30 years, on many of its roofing systems. Revenues from such activities are deferred and recognized in income over the life of the warranty on a straight-line basis. As such, a portion of the overall transaction price is allocated to these performance obligations and recognized in revenue over time, as the performance obligations are satisfied.
The Company is deemed to be an agent when collecting sales taxes from customers. Sales taxes collected are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the combined statements of operations. The sales tax liability is recorded within Other current liabilities on the combined balance sheets.
The transaction price recognized as revenue and accounts receivable is determined based upon a number of estimates, including primarily incentive-based volume rebates and adjustments for any early payment discounts. Costs to obtain and fulfill contracts are immaterial and are expensed as incurred when the expected amortization period is one year or less.
See Note 3 (Revenue) and Note 14 (Segment information) for further information.

Contract assets and liabilities
Contract assets and liabilities
The timing of revenue recognition under the cost-to-cost method of accounting may differ from the timing of invoicing to customers, which may result in a contract asset or a contract liability. Contracts from contracting services usually stipulate the timing of payment and are billed as work progresses in accordance with agreed upon contractual terms. Generally, billing to the customer occurs contemporaneously to revenue recognition.
Contract assets, which are the Company’s right to consideration that is conditional on something other than the passage of time, relate mainly to construction and paving activities. Contract assets occur when revenues are recognized under the cost-to-cost measure of progress, which exceeds amounts billed on uncompleted contracts. Such amounts will be billed as standard contract terms allow, usually based on various measures of performance or achievement. Contract assets are not considered a significant financing component as they are intended to protect the customer in the event the Company does not satisfy its obligations under the contract. Contract assets are recorded within Prepaid expenses and other current assets on the combined balance sheets.
Contract liabilities, which are the Company’s obligation to transfer goods or services to a customer for which the Company has already received consideration, relate mainly to advance payments from customers and to volume incentive programs and warranty programs. A contract liability occurs when there are billings in excess of revenues recognized under the cost-to-cost measure of progress on uncompleted contracts. Contract liabilities decrease as revenue is recognized from the satisfaction of the related performance obligation. Contract liabilities are not considered to have a significant financing component as they are used to meet working capital requirements that generally are higher in the early stages of a contract and are intended to protect the Company from the other party failing to meet its obligations under the contract. Contract liabilities are recorded within Other current liabilities and Other noncurrent liabilities on the combined balance sheets. See Note 3 (Revenue) for further information.

Business combinations
Business combinations
Acquisitions are accounted for as business combinations using the acquisition method in accordance with ASC Topic 805, Business Combinations, which requires the purchase price to be allocated to assets acquired and liabilities assumed based on estimated fair values. The purchase price is determined based on the fair value of consideration transferred to and liabilities assumed from the seller as of the date of acquisition. The Company allocates the purchase price to the fair values of the tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition. Any excess of the purchase price over the fair value of the assets acquired and liabilities assumed is recorded as goodwill.
Determining the fair values of assets acquired and liabilities assumed requires judgment and often involves the use of significant estimates and assumptions. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes the highest and best use of the asset by market participants.
Allocations of the purchase price are based on preliminary estimates and assumptions at the date of acquisition and are subject to revision based on final information received, including appraisals and other analyses which support underlying estimates within the measurement period, a period of no more than one year from the acquisition date. Measurement period adjustments are generally recorded as increases or decreases to goodwill, if any, recognized in the transaction.
The results of acquired businesses have been included in these combined financial statements beginning on the acquisition date.
See Note 4 (Acquisitions) for further information.

Accounts receivable, net
Accounts receivable, net
The Company’s customers are primarily within the United States and Canada. No individual customer represents more than 10% of the Company’s accounts receivable, net during any of the fiscal years presented. A trade receivable is recognized when the products are delivered to a customer as this is the point in time that the consideration becomes unconditional because only a passage of time is required before the payment is due. Accounts receivable is recorded net of an allowance for credit losses that are not expected to be recovered.
The Company recognizes the allowance for credit losses based on management’s expectation of the asset’s collectability. The allowance for credit losses is based on management’s assessment of the collectability considering various factors including historical experience with bad debts and the aging of such accounts receivable, as well as management’s expectations of conditions in the future, if applicable. Any balances that are eventually deemed uncollectible (after all means of collection have been exhausted and the potential for recovery is considered remote) are written off against the allowance for credit losses.
As of December 31, 2024, the Company has no significant concentration of credit risk with any single counterparty or group of counterparties.
See Note 5 (Accounts receivable, net) for further information.

Inventories
Inventories
Inventories are stated at the lower of inventory cost and net realizable value. Inventory cost is determined using the weighted-average cost method. In determining the net realizable value, the Company considers factors such as deterioration, obsolescence, expected future demand and past experience. See Note 6 (Inventories) for further information.

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment is stated at cost less accumulated depreciation, depletion and any accumulated impairments. Costs are only included in the asset’s carrying amount when it is probable that economic benefits will flow to the Company in future periods and the costs can be measured reliably. Costs include initial estimates for dismantling and removing the item and for restoring the site on which it is located. All other repair and maintenance expenses are charged to the combined statements of operations during the period in which they are incurred. The Company capitalizes interest cost as a component of construction in progress on qualifying construction projects. No interest was capitalized for construction in progress for the years ended December 31, 2024, 2023 and 2022. Government grants received related to capital projects are deducted from property, plant and equipment and reduce the depreciation charge accordingly.
The straight-line method of depreciation is used for substantially all of the assets for financial reporting purposes, except for land with raw material reserves which uses the units-of-production method of depreciation. Property, plant and equipment is depreciated over its useful life, which are based on management’s estimates of the period that the assets can be used by the Company or the number of units of output expected to be obtained by the Company. Depreciation and depletion expenses are recorded within Cost of revenues and Selling, general and administrative expenses on the combined statements of operations.
The estimated useful lives of property, plant and equipment (excluding land with raw material reserves) are generally as follows:

Buildings and installations	20 to 35 years
Machines	10 to 30 years
Furniture, vehicles and tools	3 to 10 years

Property, plant and equipment are reviewed for impairment annually, or whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss is recognized if expected future undiscounted cash flows over the estimated remaining service life of the related asset group are less than the asset group’s carrying value.
See Note 7 (Property, plant and equipment, net) for further information.

Goodwill and intangible assets, net
Goodwill and intangible assets, net
Goodwill represents the excess purchase price paid for acquired businesses over the estimated fair value of identifiable assets and liabilities. Goodwill is tested for impairment once a year, during the fourth quarter, or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company assesses goodwill for impairment at the reporting unit level, which is at the operating segment level, or one level below. The Company’s test for goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform a quantitative goodwill impairment test. If qualitative factors indicate that it is more likely than not that the fair value of the reporting unit is less than the carrying value of its net assets, then the Company proceeds with a quantitative goodwill impairment test. The Company may also choose to bypass the qualitative assessment for any reporting unit in its goodwill assessment and proceed directly to performing the quantitative assessment.
Under the quantitative impairment test, if the carrying amount of the reporting unit exceeds its fair value, then the Company recognizes an impairment loss equal to that excess, up to the total amount of goodwill associated with that reporting unit. Under the quantitative impairment test, the Company calculates the estimated fair value of a reporting unit using the income approach. For this approach, the Company utilizes internally developed discounted cash flow models that incorporate various significant assumptions. These significant assumptions utilized in determining the fair values of our reporting units generally include forecasted revenues, expenses, resulting EBITDA Margins and related cash flows based on assumed long-term growth rates and demand trends, future projected investments to expand our reporting units, discount rates and terminal growth rates.
The Company’s long-lived intangible assets consist of customer lists, software, mining rights, patented and unpatented technology, trademarks and other intangible assets. Long-lived intangible assets are recognized and recorded at their acquisition date fair values. Long-lived intangible assets are amortized on a straight-line basis over their respective estimated useful lives to the estimated residual values, except for mining rights, which are depleted on a volume basis. The Company reviews long-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the long-lived intangible assets may not be recoverable.
The estimated useful lives of long-lived intangible assets are as follows:

Customer lists	8 to 20 years
Patented and unpatented technology	8 to 20 years
Software	3 years
Trademarks, brand and other marketing-related items	20 to 25 years

The Company reported no long-lived intangible asset impairment charges for the year ended December 31, 2024, an immaterial long-lived intangible asset impairment for the year ended December 31, 2023 and no long-lived intangible asset impairment for the year ended December 31, 2022.
See Note 8 (Goodwill and intangible assets, net) for further information.

Debt
Debt
Debt is recorded at the proceeds received by the Company, net of debt issuance costs. Debt is subsequently stated at amortized cost. Debt issuance costs are amortized to interest expense over the term of the debt. Debt issuance discounts and premiums are also amortized to interest expense using the effective interest rate method over the term of the debt.
See Note 10 (Debt) for further information.

Leases
Leases
The Company determines if an arrangement is or contains a lease at contract inception and recognizes a right-of-use (“ROU”) asset and a lease liability at the lease commencement date in accordance with ASC Topic 842, Leases. The lease liability is measured at the present value of future lease payments as of the lease commencement date. The ROU asset recognized is based on the lease liability adjusted for prepaid and deferred rent, initial direct costs and any unamortized lease incentives.
Leases are evaluated and classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: (1) the lease transfers ownership of the asset by the end of the lease term; (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised; (3) the lease term is for a major part of the remaining useful life of the asset; (4) the underlying asset is of such a specialized nature that is expected to have no alternative use to the lessor at the end of the lease term; or (5) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of the above criteria.
The subsequent measurement of finance leases is accounted for at amortized cost using the effective-interest method. The subsequent measurement of operating leases is accounted for using a single lease cost, resulting in straight-line lease expense recognition. Leases with an initial term of twelve months or less are not recorded on the combined balance sheets but are instead expensed on a straight-line basis over the lease term. Variable lease payments are expensed as incurred.
For leases that do not specify the implicit discount rate, the Company uses its incremental borrowing rate, which is equal to the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Leases may include renewal options that could extend the lease term for a specified period of time. As of the commencement date of each lease, management determines if the Company is reasonably certain to exercise these options and adjusts the lease term accordingly.
Operating lease expense is recognized on a straight-line basis over the lease term and is included within Cost of revenues and Selling, general and administrative expenses on the combined statements of operations. Finance lease amortization is included within Cost of revenues and Selling, general and administrative expenses on the combined statements of operations, and interest expense is included within Interest expense, net on the combined statements of operations. The assets and liabilities relating to operating leases are included within Operating lease right-of-use assets, Operating lease liabilities and Noncurrent operating lease liabilities on the combined balance sheets.
The estimated useful lives of the related leased assets are the lesser of the lease term or the following:

Land	Indefinite
Rail fleet equipment	25 years
Machinery and equipment	10 to 30 years
Buildings and installations	20 to 35 years
Furniture and fixtures	3 to 10 years
Land fleet equipment	3 to 15 years

The Company has elected to separate non-lease components for all classes of underlying assets, such as payments made for maintenance and other service charges, from the lease component and accounts for such components in Cost of revenues and Selling, general and administrative expenses on a cost incurred basis.
See Note 11 (Leases) for further information.

Asset retirement obligations
Asset retirement obligations
The Company recognizes asset retirement obligations (“AROs”) primarily related to its mining, cement and aggregates plant operations. AROs are legal obligations associated with the retirement of long-lived assets resulting from the acquisition, construction, development or normal use of the underlying assets, such as legal obligations for land reclamation. The Company estimates its ARO liabilities for final reclamation and closure of operations based upon detailed calculations of the amount and timing of the future cash spending to perform the required work. Spending estimates are escalated for inflation and then discounted at the credit-adjusted, risk-free rate. The Company recognizes AROs at the estimated fair value in the period incurred, and accretion of the liability is recorded within Cost of revenues on the combined statements of operations. The associated asset retirement costs are capitalized and depreciated as part of the carrying amount over the estimated useful life of the underlying long-lived asset. As changes in estimates occur (such as mine plan revisions, changes in estimated costs, or changes in timing of the performance of reclamation activities), the revisions to the obligation and asset are recognized at the appropriate credit-adjusted, risk-free rate. The Company recognizes a gain or loss on settlement of an ARO if the ARO is settled for an amount other than the carrying amount of the liability.
See Note 12 (Asset retirement obligations) for further information.

Income taxes
Income taxes
The Company’s income tax provision was prepared using the separate return method. The separate return method applies the concepts of ASC Topic 740, Income Taxes, to the standalone financial statements of each member of the combined group as if the group members were separate taxpayers. The calculation of the Company’s income taxes using the separate return method requires judgment and use of both estimates and allocations. Furthermore, current obligations for taxes that may arise under the separate return method where the Company’s operations were included in tax returns with the activities of Parent are deemed settled with Parent as a component of Net parent investment for purposes of these combined financial statements. As a result, the income taxes of the Company as presented in these combined financial statements may not be indicative of the income taxes that the Company will generate in the future.
The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. The Company also recognizes deferred tax assets for net operating losses and tax credit carryforwards. Deferred tax assets are assessed for realizability and, where it is more likely than not that a tax benefit will not be realized, a valuation allowance is recorded to reduce the deferred tax asset to an amount that will, more likely than not, be realized in the future. Deferred tax assets and liabilities are measured using enacted tax rates applicable in the years in which they are expected to be recovered or settled. The effect of a change in tax law on deferred tax assets and liabilities is recognized in the provision for income taxes in the period that includes the enactment date. The Company releases tax effects from Accumulated other comprehensive loss when the underlying items affect earnings.
The calculation of tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company determines if the weight of available evidence indicates that it is more likely than not that a tax position will be sustained on tax audit, assuming that all issues are audited and resolution of any related appeals or litigation processes are concluded. The tax benefit is then measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The reserves for uncertain tax positions are adjusted as facts and circumstances change, such as upon closing of a tax audit, expiration of statutes of limitation on potential assessments or refinement of an estimate. To the extent that the final outcome of these matters is different than the amounts recorded, such differences will impact the provision for income taxes in the period in which such a determination is made. The provisions for income taxes include the impact of reserves for uncertain tax positions, along with the related interest and penalties.
See Note 13 (Income taxes) for further information.

Pension and other postretirement benefits
Pension and other postretirement benefits
The Company sponsors defined benefit pension plans, other postretirement benefit plans and defined contribution plans in which only employees, retirees and former employees of the Company participate. The Company’s employees also participate in certain union-sponsored multiemployer pension plans to which the Company contributes along with other employers.
Defined benefit pension plans sponsored by the Company
The Company uses professionally qualified independent actuaries to value its defined benefit pension plan obligations on an annual basis. The liabilities and costs of pension benefits are determined using the projected unit credit method. The Company recognizes the funded status of its defined benefit pension plans and other postretirement benefit plans (the difference between the fair value of plan assets and the benefit obligation) as an asset or liability on the combined balance sheets.
Actuarial gains and losses are recognized as a component of Other comprehensive income (loss), net of tax. Amounts recognized in Accumulated other comprehensive loss on the combined balance sheets are reclassified to Net income on the combined statements of operations in a systematic manner over the average remaining service period of participants and the amount amortized is determined using a corridor approach. The pension and other postretirement benefit obligations are measured as the present value of estimated future cash flows using discount rates that are determined by reference to the interest rates on high quality corporate bonds, with the currency and terms of the corporate bonds consistent with the currency and estimated terms of the pension and other postretirement benefit obligations.
The cost for pension and other postretirement benefit plans charged to the combined statements of operations consists of service cost, net interest expense, expected return on plan assets, amortization of actuarial gains and losses and curtailment and settlement gains and losses. The Company presents the service cost component of Net periodic pension benefit cost within Cost of revenues and Selling, general and administrative expenses on the combined statements of operations. The other components of Net periodic pension benefit cost are reported within Other non-operating income (expense), net and Interest expense, net on the Combined Statements of Operations.
Defined contribution plans sponsored by the Company
In addition to the defined benefit pension plans and other postretirement benefit plans described above, the Company sponsors defined contribution plans. The Company’s contributions to defined contribution plans are charged to Cost of revenues and Selling, general and administrative expenses on the combined statements of operations in the period to which the contributions relate.
Union-sponsored multiemployer pension plans
The Company participates in and contributes to 18 union-sponsored multiemployer pension plans for U.S. employees, 16 union-sponsored multiemployer pension plans for Canadian employees and 17 union-sponsored registered retirement savings plan for Canadian employees, all of which are currently open plans. The Company’s contributions to union-sponsored multiemployer pension plans are charged to Cost of revenues on the combined statements of operations in the period to which the contributions relate.
See Note 15 (Pension and other postretirement benefits) for further information.

Noncontrolling interests
Noncontrolling interests
Noncontrolling interests represent the portion of the equity of a subsidiary of the Company that is not attributable either directly or indirectly to the Company. Noncontrolling interests are presented separately on the combined statements of operations and are presented within equity on the combined balance sheets, but distinguished from the Company’s equity as represented by Total Equity attributable to the Company on the combined balance sheets. Acquisitions of noncontrolling interests are accounted for as transactions with equity holders in their capacity as equity holders and therefore no goodwill is recognized as a result of such transactions. Noncontrolling interests are measured initially at fair value.

Foreign currency transactions and translation
Foreign currency transactions and translation
These combined financial statements are presented in U.S. dollars, which is the reporting currency of the Company. A portion of the Company’s revenues are in currencies other than its reporting currency due to the Company’s operations in Canada. As such, the Company has exposure to adverse changes in the U.S. dollar / Canadian dollar exchange rate.
Transactions in foreign currencies are recorded at the rate of exchange in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are remeasured at the rate of exchange in effect at the balance sheet date. Non-monetary items are measured at historical rates. The impact of realized and unrealized gains and losses arising from foreign currencies is included in Interest expense, net and was immaterial in all of the periods presented.
Operating results and cash flows from subsidiaries whose functional currency is not the U.S. dollar have been translated into U.S. dollars at average exchange rates for the relevant periods, and the related balance sheets of such subsidiaries have been translated into U.S. dollars at the rates of exchange in effect at the balance sheet date. The Company releases any related cumulative foreign currency translation adjustment into Net income on the combined statements of operations only if the sale or transfer results in the complete or substantially complete liquidation or sale of the foreign entity. Adjustments arising on translation of the operating results and net assets of these subsidiaries and equity method investments are recognized as a component of Accumulated other comprehensive loss and Noncontrolling interests on the combined balance sheets.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise short-term, highly liquid investments with original maturities of three months or less at the time of purchase. From time to time, the Company invests in money market funds and time deposits and includes the interest income generated from these investments within Interest expense, net on the combined statements of operations. Interest income generated from these investments was $21 million, $10 million and $2 million for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024, the balance of money market funds was $280 million. There were no money market fund deposits as of December 31, 2023. As of December 31, 2024 and 2023, the balances for time deposits were $840 million and $582 million, respectively. The fair value of the Company’s money market funds and time deposits approximate carrying value due to their short-term maturities.
Historically, a majority of the Company’s subsidiaries participate in a cash pooling arrangement under Parent’s centralized treasury function where cash is swept from subsidiary accounts, including the Company’s accounts, on a daily basis. The Company’s residual cash pooling balances as of the end of each reporting period are recorded within Related-party notes receivable.
See Note 18 (Related party) for more information.

Financial instruments
Financial instruments
The Company mainly uses various derivative financial instruments in order to reduce its exposure to changes in commodity prices. Parent, through its centralized treasury function, has historically entered into swaps and options with external counterparties to manage its exposure to commodity risks. The Company has historically entered into internal contracts with Parent. As of December 31, 2024, these contracts primarily have a maximum remaining maturity of 12 months. The Company’s derivatives are not subject to master netting arrangements that allow for the offset of assets and liabilities.
The Company enters into derivatives to manage cash flow exposures. Cash flow exposures relate to the variability of future cash flows associated with recognized assets or liabilities or forecasted transactions. When a derivative is executed and hedge accounting is appropriate, it is designated as either a fair value hedge, a cash flow hedge or a net investment hedge. When hedge accounting is appropriate, the Company’s derivatives are designated as cash flow hedges. Whether designated as hedges for accounting purposes or not, all derivatives are linked to an appropriate underlying exposure. On an ongoing basis, the Company assesses the effectiveness of all derivatives designated as hedges for accounting purposes to determine if they continue to be highly effective in offsetting changes in fair values or cash flows of the underlying hedged items. If it is determined that a hedge is not highly effective, then hedge accounting will be discontinued prospectively.
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The Company’s derivatives are primarily classified as Level 2 (as defined below). The fair values of the Company’s derivatives are not material. The method of recognizing the resulting gain or loss is dependent on the nature of the item being hedged. Derivative assets, which are related-party in nature, are included within Other current assets and Other noncurrent assets, and derivative liabilities, which are related-party in nature, are included within Other current liabilities and Other noncurrent liabilities on the combined balance sheets. Derivatives recognized in the combined balance sheets at December 31 are as follows:

(In millions)	2024	2023
Cash Flow Hedges
Other current assets	$1	$3
Other noncurrent assets	—	2
Other current liabilities	7	12
Other noncurrent liabilities	3	14

Changes in fair value of derivatives that are designated as cash flow hedges are deferred in Accumulated other comprehensive loss on the combined balance sheets and are reclassified to Net income on the combined statements of operations as the underlying hedged transaction affects Net income. Reclassification to Net income may take place in the period during which the hedged transaction occurs or if it becomes probable that the forecasted transaction will not occur. Provided the hedge remains highly effective, any ineffectiveness is deferred in Accumulated other comprehensive loss on the combined balance sheets and is reclassified to Net income on the combined statements of operations as the underlying hedged transaction affects Net income.

Environmental remediation costs
Environmental remediation costs
The Company records accruals for environmental remediation liabilities within Other noncurrent liabilities on the combined balance sheets in the period in which it is probable that a liability has been incurred and the appropriate amounts can be estimated reasonably. Such accruals are adjusted as further information is discovered or circumstances change. Generally, these costs are not discounted to their present value. See Note 17 (Commitments and contingencies) for further information.

Fair value measurements	Fair value measurement The carrying values of the Company’s Cash and cash equivalents and Short-term borrowings approximate their fair values because of the short-term nature of these instruments.
Fair value measurements
Fair value accounting is applied for all financial assets and liabilities that are reported at fair value on these combined financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820, Fair Value Measurement, establishes a defined framework to disclose the fair value of assets and liabilities on both the date of their initial measurement as well as all subsequent periods. The framework prioritizes the inputs used to measure fair value by the lowest level of input that is available and significant to the fair value measurement.
The Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:
•	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•
Level 3: Unobservable inputs for which market data are not available and that are developed using the best information available about the assumptions that market participants would use when pricing the asset or liability.

Considerable judgment may be required in interpreting market data used to develop the estimates of fair value.
The estimated fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than a forced or liquidation sale. These estimates, although based on the relevant market information about the financial instrument, are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
The fair value measurements of assets acquired and liabilities assumed are measured on a nonrecurring basis on the acquisition date using income, market or cost valuation techniques based on inputs that are not observable in the market and therefore represent Level 3 inputs. Such inputs may include the projection of cash flows, the estimated discount rate that reflects the level of risk associated with receiving future cash flows, comparable market transactions or replacement costs or reproduction costs. Intangible assets are often valued using inputs primarily for the income approach using the excess earnings method or relief from royalty method. The significant inputs used in estimating fair value include revenue projections of the business, including profitability, attrition rates and the estimated discount rate that reflects the level of risk associated with receiving future cash flows.
See Note 15 (Pension and other postretirement benefits) for further information about the fair value of the Company’s defined benefit pension plan assets and other postretirement benefit plan assets. See Note 10 (Debt) for further information about the fair value of the Company’s third-party long-term debt. See Note 4 (Acquisitions) for further information about the fair value of the Company’s acquired assets and liabilities.
The carrying values of the Company’s current assets and current liabilities approximate their fair values because of the short-term nature of these balances.

Warranties
Warranties
As outlined above within the revenue recognition policy, the Company offers extended warranty contracts on sales of certain products within the Building Envelope segment. Costs under extended warranty contracts are expensed as incurred and recorded within Cost of revenues. The Company evaluates extended warranty contracts on a contract duration basis and recognizes losses on defined pools of extended warranty contracts when the expected costs for a given pool of contracts exceed related unearned revenue. Total expected costs of providing extended product warranty services are actuarially determined using standard quantitative measures based on historical claims experience and management judgment.
In addition to extended warranties, the Company also provides standard warranties on many of its products within the Building Envelope segment. Standard warranty terms range from one year to limited lifetime coverage.
The Company estimates its future warranty costs based on historical trends and product sales. From time to time, the Company may also increase or decrease preexisting warranty accruals for updated estimates of the costs necessary to settle specific product liability claims. These updates are recorded during the period in which (a) the circumstances giving rise to the specific product liability claims become known and (b) the costs to satisfactorily address the situation are both probable and estimable. See Note 17 (Commitments and contingencies) for further information.

Advertising Costs
Advertising Costs
Advertising and promotion costs are expensed as incurred. Advertising and promotion expenses were $25 million, $15 million and $10 million for the years ended December 31, 2024, 2023 and 2022, respectively, and are recorded within Selling, general, and administrative expenses on the combined statements of operations.

New accounting standards
Recently adopted accounting pronouncements
There were no material impacts from the adoption of new accounting standards for the nine months ended September 30, 2025.
Recently issued accounting pronouncements not yet adopted
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective on a prospective basis for annual periods beginning after December 15, 2024. The Company is currently evaluating the provisions of ASU 2023-09 and expects to adopt the standard for the year ending December 31, 2025.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. Additionally, in January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. The standard is intended to require more detailed disclosures about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the statements of operations. ASU 2024-03, as clarified by ASU 2025-01, is effective for fiscal years beginning after December 15, 2026, and for interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the new standard to determine the impact ASU 2024-03 may have on its financial statements and related disclosures, and expects to make additional disclosures upon adoption.

New accounting standards
Recently adopted accounting pronouncements
In October 2021, the FASB issued Accounting Standards Update (“ASU”) 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. ASU 2021-08 requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC Topic 606, Revenue from Contracts with Customers. Prior to the issuance of ASU 2021-08, contract assets and contract liabilities were recognized by the acquirer at fair value on the acquisition date. The amendments in ASU 2021-08 are effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2022, and should be applied prospectively to acquisitions occurring on or after the effective date. Early adoption is permitted. The adoption of ASU 2021-08 did not have a material effect on these combined financial statements.
In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). ASU 2023-07 updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the CODM and included within each reported measure of a segment’s profit or loss. ASU 2023-07 also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. ASU 2023-07 was effective for fiscal years beginning after December 15, 2023 and will be effective for interim periods within fiscal years beginning after December 15, 2024. The Company adopted this standard for its fiscal year ending on December 31, 2024, and applied the standard retrospectively to all prior periods presented in these combined financial statements. See Note 14 (Segment information) for the disclosure related impacts of adopting this standard.
Recently issued accounting pronouncements not yet adopted
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective on a prospective basis for annual periods beginning after December 15, 2024. The Company is currently evaluating the provisions of ASU 2023-09 and expects to adopt the standard for the year ending December 31, 2025.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The standard is intended to require more detailed disclosures about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the combined statements of operations. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the new standard to determine the impact ASU 2024-03 may have on its financial statements and related disclosures, and expects to make additional disclosures upon adoption.